Recent Accounting Pronouncements and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements and Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments allow entities to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. The amendments in this ASU are effective for all entities for annual reporting periods beginning after 15 December 2025, and interim reporting periods within those annual reporting periods. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2025-11, Financial Instruments – Interim Reporting (Topic 270): Narrow Scope Improvements, which creates a comprehensive list of interim disclosures required under US GAAP and incorporates a disclosure principle that requires disclosures at interim periods when an event or change that has a material effect on an entity has occurred since the previous year end. For public business entities, the amendments in this ASU are effective for interim reporting periods within annual reporting periods beginning after 15 December 2027. The Company is currently assessing the impact this standard will have on its consolidated financial statements. Early adoption is permitted in an interim reporting period in which financial statements have not yet been issued (or made available for issuance). The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2025-12, Codification Improvements, to clarify, correct errors in or make other improvements to a variety of topics in the Codification that are intended to make it easier to understand and apply. The amendments apply to all reporting entities in the scope of the affected accounting guidance. The amendments, among other things, clarify the guidance in ASC 260 on how to calculate diluted earnings per share when an entity has a loss from continuing operations and a contract that may be settled in stock or cash that is reported as an asset or liability for accounting purposes. The guidance is effective for annual reporting periods beginning after 15 December 2026, and interim periods within those annual periods. Entities are required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

Principles of Consolidation
(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Performance Shipping Inc. and its wholly-owned subsidiaries. During 2024, the Company acquired four newly established subsidiaries named Nakaza Shipping Company Inc., Sri Lanka Shipping Company Inc., Guadeloupe Shipping Company Inc. and Saint Barth Shipping Company Inc., in connection with the four shipbuilding contracts signed (Notes 5 and 8). During 2025, the Company acquired two newly established subsidiaries named Grenada Shipping Company Inc. and Barbados Shipping Company Inc., in connection with the acquisition of the two Suezmax tanker vessels (Note 6). Furthermore, in 2025 the Company’s subsidiaries Rongerik Shipping Company Inc., Utirik Shipping Company Inc. and Oruk Shipping Company Inc. were dissolved. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity (“VIE”) for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. The Company’s evaluation did not result in an identification of variable interest entities as of December 31, 2025 and 2024.

Use of Estimates
(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other Comprehensive Income
(c) Other Comprehensive Income: The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income in a separate statement.

Foreign Currency Translation
(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the years presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents
(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents. Interest earned on cash and cash equivalents and restricted cash is separately presented in the accompanying statement of operations in line Interest Income.

Restricted Cash	(f) Restricted Cash: Restricted cash includes minimum cash deposits required to be maintained under the Company’s borrowing arrangements.
Accounts Receivable, net
(g) Accounts Receivable, net: The account mainly includes receivables from pool charterers, charterers for hire, freight and demurrage, net of provision for credit losses and allowances for doubtful accounts – (refer to paragraphs (h) and (n), and to Note 3). Furthermore, effective January 1, 2024 and in accordance with the new applicable EU legislation, the account also includes receivables for EU allowances (“EUAs”), being carbon credits used in the EU Emissions Trading Scheme, in relation with time charterers and pool voyages in EU ports.

Allowance for Doubtful Accounts and Provision for Credit Losses
(h) Allowance for Doubtful Accounts and Provision for Credit Losses: The Company, in estimating its expected credit losses, gathers annual historical losses on its freight and demurrage receivables and makes forward-looking adjustments in the estimated loss ratio, which is re-measured on an annual basis. The Company also assesses collectability for receivables outside the scope of ASC 326 (i.e. accounts receivable from time and pool charter contracts accounted for in accordance with ASC 842, refer to paragraph (n)), by reviewing them on a collective basis where similar characteristics exist, and on an individual basis when the Company identifies specific charterers with known disputes or collectability concerns. The Company recognizes allowance for doubtful accounts deriving from the collectability assessment as direct reduction to lease income.

As of December 31, 2025 and 2024, the balance of the Company’s allowance for estimated credit losses on its outstanding freight and demurrage receivables and allowances for doubtful accounts were in aggregate $66 and $131, respectively, and is included in Accounts receivable, net in the accompanying consolidated balance sheets.

For 2025, 2024 and 2023, the Provision for credit losses and write offs in the accompanying consolidated statements of operations includes changes in the provision of estimated losses of $(6), $(7) and $(85), respectively, and it also includes an amount of $0, $0 and $48, respectively, representing demurrages write offs. No allowance was recorded on insurance claims as of December 31, 2025 and 2024, as their balances were immaterial. In addition, no allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date was on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed. Allowances for doubtful accounts amounted to $55, $114 and $147, for the years ended December 31, 2025, 2024 and 2023, respectively.

Inventories
(i) Inventories: Inventories consist of bunkers, lubricants and victualling. Bunkers inventory exist when the vessel operates under freight charter, or when on the balance sheet date a vessel has been redelivered by her previous charterers and has not yet been delivered to new charterers, or remains idle. When the vessel operates under pool charters, the bunkers may be in the possession of the Company, or of the pool, depending on the terms of the specific pool agreement. All inventories are stated at the lower of cost or net realizable value and cost is determined by the first in, first out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

Vessel Cost for Second-hand Vessels and Newbuildings
(j) Vessel Cost for Second-hand Vessels and Newbuildings: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred. For vessels that on the balance sheet date were in the shipyard undergoing their scheduled special survey and the installation of their ballast water treatment system, improvement costs of the period under consideration are capitalized in Other non-current assets in the accompanying consolidated balance sheets. No such vessels existed for the Company as at December 31, 2025, and 2024.

Vessel Depreciation
(k) Vessel Depreciation: The Company depreciates its vessels on a straight-line basis over their estimated useful lives, after considering the estimated salvage value. Each vessel’s salvage value is the product of her light-weight tonnage and estimated scrap rate, which is estimated at $0.35 per light-weight ton for the tanker vessels. Management estimates the useful life of the Company’s tanker vessels to be 25 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted at the date such regulations are adopted.

Impairment of Long-Lived Assets
(l) Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances (such as market conditions, the economic outlook, technological, regulatory and environmental developments, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of a vessel plus her unamortized dry-dock costs may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over her remaining useful life and her eventual disposition is less than her carrying amount plus unamortized drydock-costs, the Company evaluates the vessel for impairment loss. The measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on assumptions by making use of available market data and taking into consideration third-party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, while other assumptions include vessels’ operating expenses, vessels’ residual value, dry-dock costs, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The Company also takes into account factors such as the vessels’ age and employment prospects under the then current market conditions and determines the future undiscounted cash flows considering its various alternatives, including sale possibilities existing for each vessel as of the testing dates.
In detail, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily rate for the unfixed days (based on the most recent 10 year average historical rates available for each type of vessel) over the remaining estimated life of each vessel, net of commissions, expected outflows for scheduled vessels’ maintenance and vessel operating expenses assuming an average annual inflation rate.  Effective fleet utilization, which is estimated based on the vessels’ historical performance, is included in the Company’s exercise taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), assumptions in line with the Company’s historical performance since the acquisition of its tanker vessels, peers’ historical performance, and its expectations for future fleet utilization under its fleet employment strategy. For 2025, 2024 and 2023, the Company assessed that there were no indications for potential impairment of any of its vessels, including vessels under construction.

Assets Held for Sale
(m) Assets Held for Sale: The Company classifies assets or assets in disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale” when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii)  the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The review of the related criteria as of December 31, 2025 and 2024 did not result in held for sale classification for any of the Company’s vessels.

Revenues Related to Time Charters and Pool Arrangements
The Company has determined that all of its time charter agreements contain a lease and are therefore accounted for as operating leases in accordance with ASC 842. Time charter revenues are accounted for over the term of the charter as the service is provided. Vessels are chartered when a contract exists and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are generally determined in the main body of charter parties and the relevant voyage expenses burden the charterer (i.e. port dues, canal tolls, pilotages and fuel consumption). Upon delivery of the vessel, the charterer has the right to control the use of the vessel (under agreed prudent operating practices) as they have the enforceable right to: (i) decide the delivery and redelivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding vessel’s operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel’s charter. Any off-hires are recognized as incurred. The charterer may charter the vessel with or without owner’s crew and other operating services. In the case of time charter agreements, the agreed hire rates include compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company, as a lessor, elected to apply the practical expedient which allowed it to account for the lease and the non-lease components of time charter agreements as one, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. Time-charter revenue is usually received in advance, and as such, deferred revenue represents cash received prior to the balance sheet date for which related service has not been provided.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by the margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating lease on the accrual basis and is recognized in the period in which the variability is resolved. The Company recognizes net pool revenue on a quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material.

Revenues Related to Voyage Charters
Spot, or voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton, regardless of time to complete. The Company has determined that under voyage charters, the charterer has no right to control any part of the use of the vessel. Thus, the Company’s voyage charters do not contain lease and are accounted for in accordance with ASC 606. More precisely, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. Thus, revenues from voyage charters on the spot market are recognized ratably from the date of loading (Notice of Readiness to the charterer, that the vessel is available for loading) to discharge date of cargo (loading-to-discharge). Voyage charter payments are due upon discharge of the cargo. Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement, represents a form of variable consideration and is recognized as the performance obligation is satisfied. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Voyage Expenses
As discussed above, under a time charter, specified voyage costs such as bunkers and port charges are paid by the charterer, while commissions are paid by the Company. Under spot charter arrangements, voyage expenses that are unique to a particular charter are paid for by the Company. Commissions are expensed as incurred. Voyage expenses that qualify as contract fulfilment costs (mainly consisting of bunkers expenses and port dues) and are incurred by the Company from the latter of the end of the previous vessel employment, provided that the vessel is fixed, or from the date of inception of a voyage charter contract until the arrival at the loading port, are capitalized to Deferred Voyage Expenses and amortized ratably over the total transit time of the voyage (loading-to-discharge). Vessel voyage expenses that do not qualify as contract fulfilment costs, and operating expenses are expensed when incurred.

Moreover, commencing January 1, 2024, the European Union’s Emissions Trading System (“EU ETS”) was extended to cover Carbon dioxide (“CO2”) emissions from ships over 5,000 gross tons entering EU ports. The EU ETS covers (a) 50% of emissions from voyages either starting in or ending in an EU port, and (b) 100% of emissions from voyages between two EU ports or emissions generated while a ship is within an EU port. Shipping companies will have to surrender EU ETS emissions allowances (“EUA”) for each ton of reported CO2 emissions in the scope of the EU ETS. EUAs relating to 2024 and 2025 emissions were/are required to be surrendered to the EU authorities in September 2025 and September 2026, respectively. The EUAs obligations are measured at the estimated cost of purchasing credits from the EUA market, based on the voyage completion date. The Company recognizes EU ETS surcharges billed to customers in Revenue and the corresponding cost of purchasing allowances in Voyage expenses in the accompanying consolidated statement of operations, as the Company acts as the principal in the transportation arrangement, controlling the vessel and bearing the risk of emissions compliance, rather than acting as an agent for the customer. EUA obligations that cannot be passed on to or reimbursed by the charterer, are accounted for as liability on the balance sheet, and as the price of EUAs fluctuates, these outstanding liabilities are marked-to-market using current EUA index prices. EUAs held by the Company are intended to be used to settle its EUA obligations and are accounted for as intangible assets (Note 3).

Earnings per Common Share
(o) Earnings per Common Share: Basic earnings per common share are computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding during the period. The two-class method is an earnings allocation formula that determines earnings per share for common stock and participating securities, according to dividends declared and participation rights in undistributed earnings. Under this method, net earnings is reduced by the amount of dividends declared in the current period for common shareholders and participating security holders. The remaining earnings or “undistributed earnings” are allocated between common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. Once calculated, the earnings per common share is computed by dividing the net earnings attributable to common shareholders by the weighted average number of common shares outstanding during each year presented. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Diluted earnings attributable to common shareholders per common share is computed by dividing the net earnings attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of restricted shares, warrants and options outstanding during the applicable periods computed using the treasury method and the dilutive effect of convertible securities during the applicable periods computed using the “if converted” method. The two-class method is used for diluted earnings per common share when such is the most dilutive method, considering anti – dilution sequencing as per ASC 260. In cases when the effect from restricted stock, options, warrants and convertible securities is anti-dilutive, such are not included in the diluted earnings per common share calculation. For purposes of the if-converted calculation, the fixed conversion price of preferred convertible stock is used, unless the number of shares that may be issued is variable, at which case the average market price of the period is used. (Note 11).

Dry-Docking Costs
(p) Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale. Unamortized dry-docking costs of vessels classified as held for sale are written off as impairment charges when these vessels’ carrying values are impaired as a result of their classification. The unamortized dry-docking cost as of December 31, 2025, and 2024 was $2,215 and $2,386, respectively. Amortization of dry-docking costs for 2025, 2024 and 2023 amounted to $1,059, $548 and $571, respectively, and is included in Depreciation and amortization of deferred charges in the accompanying consolidated statement of operations. For 2025, 2024 and 2023, deferred dry-dock costs which were written off in Gain on vessels’ sale in the accompanying consolidated statement of operations amounted to $Nil, $Nil and $651.

Financing Costs, Discounts and Liabilities
(q) Financing Costs, Discounts and Liabilities: Fees paid to lenders for obtaining new loans, or for refinancing existing ones which are determined as debt modifications, are deferred and recorded as a contra to debt. As of December 31, 2024, the Company had paid an amount $226 in connection with the sale and lease-back agreement of its Hull 1597, which is classified in Other non-current assets in the accompanying 2024 consolidated balance sheets, and in Payments of financing costs in the accompanying consolidated statements of cash flows. In 2025, the amount of $226 has been reclassified to Deferred financing costs. Other fees paid for obtaining financing not used at the balance sheet date are capitalized as deferred financing costs. Moreover, debt may be issued either at par, at discount or at premium. A discount or premium is not an asset or liability separable from the associated debt instrument, but it is reported in the balance sheet as an adjustment to the carrying amount of the debt liability. Debt issuance costs and discounts or premiums are amortized into interest expense using the effective interest method pursuant to ASC 835-30-35-2 through 35-3.

A loan liability is derecognized when the Company pays the creditor and is relieved of its obligation for the liability. For loans repaid or refinanced that meet the criteria of debt extinguishment, the difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the statement of operations. In 2023, an amount of $387 being the unamortized financing costs of the loans with Piraeus Bank, which were repaid in November and December 2023 (Note 7) has been recognized as Loss from debt extinguishment and is separately presented in the accompanying 2023 consolidated statement of operations.

During 2023, the Company has elected one of the optional expedients provided in ASU No. 2020 04 Reference Rate Reform (Topic 848), that allows entities with contract modifications (within the scope of Topic 470), relating directly to the replacement of a reference rate with another interest rate index, to account for the modification as if the modification was not substantial. That is, the original contract and the new contract shall be accounted for as if they were not substantially different from one another, and the modification shall not be accounted for in the same manner as debt extinguishment. Also, in 2023, the Company’s loans’ transition from LIBOR to SOFR was completed.

Repairs and Maintenance
(r) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred and included in Vessel operating expenses in the accompanying consolidated statement of operations.

Share-Based Payment
(s) Share-Based Payment: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured.  That cost is recognized under the straight-line method over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). At cases when part of the vesting of the restricted share award takes place on the grant date, then the corresponding compensation cost is recognized as incurred. When the service inception date precedes the grant date, the Company accrues the compensation cost for periods before the grant date based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on the fair value at the grant date. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.
The Company also grants stock options as incentive-based compensation to certain of its officers, in accordance with the terms of the Company’s Equity Incentive Plan. Stock-based compensation awards that are classified as equity and do not contain any market, service or performance conditions, are recognized on the grant date with a corresponding credit to equity and are measured at fair value. The compensation cost of the Company’s stock-based compensation awards is included in general and administrative expenses in the consolidated statement of operations (Note 9).

Fair Value Measurements
(t) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:
•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

The fair value measurement assumes that an instrument classified in the shareholders’ equity is transferred to a market participant at the measurement date. The transfer of an instrument classified in shareholders’ equity assumes that the instrument would remain outstanding, and the market participant takes on the rights and responsibilities associated with the instrument.

Concentration of Credit Risk
(u) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. For credit losses accounting on the Company’s financial assets refer to paragraph (h) above.

Going Concern
(v) Going Concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

Changes in Capital Accounts
(w) Re-purchase and Retirement of Company’s Common Shares: All Company’s common shares re-purchased are immediately cancelled and retired, and the Company’s share capital is accordingly reduced. The excess of the cost of the common shares over their par value is allocated in additional paid-in capital.
(x) Re-purchase and Retirement of Company’s Preferred Shares: All Company’s preferred shares re-purchased are immediately cancelled and retired, and the Company’s share capital is accordingly reduced. Any difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock represents a return to (from) the preferred stockholder that should be treated in a manner similar to the treatment of dividends paid on preferred stock. If the fair value of the consideration transferred plus any direct costs incurred in relation to the redemption, is less than the carrying amount of the preferred shares redeemed (net of any issuance costs), the difference is credited to retained earnings. In addition, any possible excess between the fair value of the consideration paid for the re-purchase of preferred shares and the carrying amount of the shares surrendered is reflected as gain which should be added to the net income to arrive at the net income available to common stockholders (Note 11).

(z) Preferred Shares and Warrants Accounting: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine the classification of certain freestanding financial instruments as permanent equity, temporary equity or liability. The Company, when assessing the accounting of the warrants, the pre-funded warrants, the Series B Preferred Shares and the Series C Preferred Shares takes into consideration ASC 480 to determine whether the warrants, the pre-funded warrants, the Series B Preferred Shares and the Series C Preferred Shares should be classified as permanent equity instead of temporary equity or liability. The Company further analyses the key features of the warrants, the pre-funded warrants, the Series B and Series C Preferred Shares to determine whether these are more akin to equity or to debt. In its assessment, the Company identifies any embedded features, examines whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affect the classification. In cases when derivative accounting is deemed inappropriate, no bifurcation of these features is performed. For those warrants meeting the classification of liability, the initial recognition is at fair value and are remeasured at each balance sheet date with the offsetting adjustments recorded in change in fair value of warrant liabilities within the consolidated statements of operations. Upon settlement or termination, warrants classified as liabilities at fair value, are marked to their fair value at the settlement date and then the liability settled (refer to Note 9).
(aa) Accounting of Down-Round Features: For preferred stock and warrants bearing down-round features, the Company evaluates whether there are circumstances that trigger the down-round feature. At the date when the down-round features are triggered, the Company considers the provision of ASC 260-10-30-1 and measures the value of the effect of the feature as the difference between (a) the fair value of the financial instrument (without the down-round feature) with a conversion price or exercise price (as applicable), corresponding to the stated conversion or exercise price of the issued instrument before the conversion or exercise price reduction and (b) the fair value of the financial instrument (without the down-round feature) with a conversion or exercise price, corresponding to the reduced conversion or exercise price upon the down-round feature being triggered (refer to Note 9). When the Company determines that on the measurement date there is an excess value of the preferred stock or the warrant due to the triggering of the down-round feature, then this value represents a deemed dividend to the preferred or to the warrant holders (as applicable), which should be deducted from the net income to arrive at the net income available to common stockholders.

Segmental Reporting
(y) Segmental Reporting: The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. The Company’s Chief Executive Officer, who is identified as the chief operating decision maker (“CODM”) in accordance with ASC 280, Segment Reporting, reviews operating results solely based on revenues of the fleet, without differentiating by type of vessel or by the length of ship employment for its customers, i.e. spot or time charters. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide. The CODM uses consolidated net income as presented in the Company’s consolidated statements of operations to assess performance and allocate resources. Such resources allocation is relied not only upon the reported segment’s results but also on CODM’s view and estimates as to the future prospected of the segment. In addition, the CODM is provided on a regular basis with the consolidated operating expenses, deemed as significant and included in the segment profit, presented in the Company’s consolidated statements of operations. As a result, the Company has determined that it operates under one reportable segment, that of operating tanker vessels and the assets of such segment are presented under the caption Total assets in the consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements.

Sale and Lease back transactions
(ab) Sale and Lease back transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the proceeds from the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. As of December 31, 2025, the Company has recognized its two sale and lease-back agreements with unaffiliated parties for the vessels “P. Massport” and “P. Tokyo” as financing arrangements (Note 7).